EQUITY- Changes to the FV LTIP Units (Details) - shares	Jun. 30, 2022	Dec. 31, 2021
BPY Fair Value LTIP Unit Plan | Restricted Stock Units (RSUs)
Schedule of Partnership Units [Line Items]
FV LTIP Units of the operating partnership (in shares)	1,699,541	1,818,717